Property and Equipment, Net - Schedule of Depreciation Expense Recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Total depreciation expense	¥ 5,117,333	¥ 5,792,147	¥ 8,020,581
Cost of revenues
Property and equipment, net
Total depreciation expense	817,643	397,905	214,133
Research and development
Property and equipment, net
Total depreciation expense	22,084	448,414	240,603
Sales and marketing
Property and equipment, net
Total depreciation expense	9,674	7,984	9,597
General and administrative
Property and equipment, net
Total depreciation expense	4,267,932	4,937,844	7,158,056
Other operating income, net
Property and equipment, net
Total depreciation expense	¥ 0	¥ 0	¥ 398,192